Net Loss Per Share Attributable to Common Stockholders - Schedule of Antidilutive Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Common Stock Equivalents excluded from Calculation of Diluted Net Loss Per Share	4,837,496	7,857,948	7,857,948	5,703,334
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Common Stock Equivalents excluded from Calculation of Diluted Net Loss Per Share	4,837,496	3,640,000	3,640,000	3,595,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Common Stock Equivalents excluded from Calculation of Diluted Net Loss Per Share	0	264,000	264,000	264,000
Series A and Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Common Stock Equivalents excluded from Calculation of Diluted Net Loss Per Share	0	3,899,232	3,899,232	1,789,618
Warrants to Purchase Preference Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Common Stock Equivalents excluded from Calculation of Diluted Net Loss Per Share	0	54,716	54,716	54,716